Average Annual Total Returns - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Magellan ETF	Nov. 29, 2023
Fidelity Magellan ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(26.87%)
Since Inception	(4.01%)	[1]
Fidelity Magellan ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(26.91%)
Since Inception	(4.04%)	[1]
Fidelity Magellan ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(15.88%)
Since Inception	(3.04%)	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	1.74%	[1]

[1]	AFrom February 2, 2021.